SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue		$ 261,701	$ 216,613	$ 160,812
United States [Member]
Segment Reporting Information [Line Items]
Revenue		145,453	125,749	92,034
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		7,282	6,818	5,203
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		24,837	21,699	16,746
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	49,659	39,577	28,695
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 34,470	$ 22,770	$ 18,134

[1]	Excluding United Kingdom and Israel